INVESTMENT IN MASTER TRUST - Schedule of Changes in Net Assets (Details) - EBP 017 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Additions:
Interest income on notes receivable from participants	$ 30,704
Total additions	14,916,666
Deductions:
Transfers out on behalf of participating plan for distributions	5,486,411
Master Trust administrative expense	10,274
Total deductions	5,496,685
Increase in net assets	9,419,981
Net assets:
Net assets at the beginning of the year	58,647,425
Net assets at the end of the year	68,067,406
EBP, Nonconsolidated, Master Trust
Additions:
Interest and dividend income	1,169,306
Interest income on notes receivable from participants	30,704
Transfers in from participating plan for purchase of units	3,066,115
Net appreciation on fair value of investments	10,727,092
Total additions	14,993,217
Deductions:
Transfers out on behalf of participating plan for distributions	5,486,411
Master Trust administrative expense	86,825
Total deductions	5,573,236
Increase in net assets	9,419,981
Net assets:
Net assets at the beginning of the year	58,647,425
Net assets at the end of the year	$ 68,067,406